MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE    TWO WORLD TRADE CENTER,
DAILY INCOME TRUST                                NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter California Tax-Free Daily Income Trust for the fiscal year ended December 31, 1998.

The defining event for the municipal money market in 1998 was the decision in late September by the Federal Reserve Board to begin easing monetary policy. The change in policy came in the face of international financial turmoil and took the form of three separate rate cuts. Aided by the Fed's move, tax-free money market yields trended lower. Healthy municipal government finances also contributed to the decline in short-term municipal yields as increased tax revenues and rising budget surpluses resulted in a diminished need for borrowing against cash flow. Improving municipal balance sheets had the added benefit of reducing credit quality concerns.

Within the municipal money market sector, securities with the longest maturities were the primary beneficiaries of the reduced cost of borrowing. THE BOND BUYER One Year Note Index, the benchmark indicator for the long end of the tax-free money market, registered a net decline of 53 basis points (hundredths of a percent) by the end of the third quarter as investor demand outstripped the lighter supply of newly issued notes. The Fed's actions during the closing months of the year helped to bring the Index lower by an additional 20 basis points. Over the course of the full year, the Index declined by 73 basis points to 3.04 percent.

At the short end of the tax-free money market, yields for variable rate demand obligations (VRDOs) with daily and weekly rate changes were only about 25 basis points lower, on average, during the second half of 1998 than they were during the second half of 1997. However, seasonal imbalances in supply and demand were the cause for pronounced swings in the yields for daily and weekly VRDOs. Yields for weekly VRDOs ranged from a low of 2.75 percent in early September to a high of 4.00 percent in both late September and late December.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

PORTFOLIO MANAGEMENT AND PERFORMANCE

Morgan Stanley Dean Witter California Tax-Free Daily Income Trust's net investment income (ratio to average net assets) was 2.50 percent for the fiscal year ended December 31, 1998. The Fund's thirty-day moving average yield was
2.32 percent as of December 31, 1998.

On December 31, the Fund's net assets totaled $283.4 million with approximately 66 percent of the Fund's portfolio invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 26 percent and 8 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions which provide enhancement and/or liquidity facilities. The Fund has had no exposure to Asian bank letters of credit or liquidity facilities for over two years.

The Fund's weighted average maturity reached a high for the year of 54 days in late June. The extension of maturity at mid-year followed a typical seasonal pattern resulting from the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). These instruments come to market in large supply each year between mid-June and early July in conjunction with the start of the new fiscal year for most municipal governments. Investments in longer fixed-rate securities offset some of the yield volatility associated with daily and weekly VRDOs. With the absence of a fresh supply of longer-term paper, the Fund's weighted average maturity gradually shortened over the balance of the year. At the end of December, the Fund's average maturity was 40 days.

LOOKING FORWARD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of renewed inflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with an appropriate monetary policy is encouraging. With the unlikely prospects for a near-term rise in municipal money market interest rates, the weighted average maturity of the Fund's portfolio is expected to remain in its current range of approximately 30 to 60 days until newly issued one-year TRANs become available in larger supply.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1998, CONTINUED

We appreciate your support of Morgan Stanley Dean Witter California Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL
AMOUNT IN                                                                                  COUPON  DEMAND
THOUSANDS                                                                                  RATE+   DATE*       VALUE
-----------------------------------------------------------------------------------------------------------------------
           CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.5%)
$  4,920   Alameda-Contra Costa Schools Financing Authority, Capital Improvements Ser F
             COPs........................................................................  3.75%  01/08/99  $ 4,920,000
   2,000   California Economic Development Financing Authority, California Independent
             System Operator Corp 1998 Ser C.............................................  5.15   01/04/99    2,000,000
           California Educational Facilities Authority,
  10,300     California Institute of Technology Ser 1994.................................  3.65   01/08/99   10,300,000
   8,275     Stanford University Ser L-2.................................................  3.65   01/08/99    8,275,000
           California Health Facilities Financing Authority,
   4,780     Catholic Healthcare West 1997 Ser B (MBIA)..................................  3.60   01/08/99    4,780,000
   6,000     Children's Hospital of Orange County Ser 1991 (MBIA)........................  3.60   01/08/99    6,000,000
   8,000     Memorial Health Services 1994 Ser...........................................  3.90   01/08/99    8,000,000
   9,400     St Francis Medical Center 1995 Ser E (MBIA).................................  3.30   01/08/99    9,400,000
   2,275     St Joseph Health System Ser 1985A...........................................  5.10   01/08/99    2,275,000
           California Pollution Control Financing Authority,
   1,000     Chevron USA Inc Ser 1983....................................................  3.10   11/15/99    1,000,345
   5,000     Chevron USA Inc Ser 1984B...................................................  3.70   06/15/99    5,000,901
  13,800     Pacific Gas & Electric Co 1996 Ser F & 1997 Ser A...........................  5.00   01/04/99   13,800,000
  10,000   California Public Capital Improvements Financing Authority, Pooled Ser 1988
             C...........................................................................  3.10   03/15/99   10,000,000
           California Statewide Communities Development Authority,
   3,500     House Ear Institute 1993 Ser A COPs.........................................  5.00   01/04/99    3,500,000
   5,000     St Joseph Health System COPs................................................  3.80   01/08/99    5,000,000
  10,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1995C..........  3.60   01/08/99   10,000,000
   8,100   Los Angeles, Multi-family 1985 Ser K..........................................  3.50   01/08/99    8,100,000
   5,000   Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax
             Refg Ser 1993-A (MBIA)......................................................  3.75   01/08/99    5,000,000
  12,000   Metropolitan Water District of Southern California, Water 1997 Ser B & C......  3.65   01/08/99   12,000,000
   5,000   Monterey County Financing Authority, 1995 Ser A...............................  3.70   01/08/99    5,000,000
   9,500   Newport Beach, Hoag Memorial Hospital/Presbyterian 1996 Ser A & C.............  5.10   01/04/99    9,500,000
   5,000   Oakland Joint Powers Financing Authority, 1998 Ser A-2 (FSA)..................  3.65   01/08/99    5,000,000
   6,000   Rancho California Water District Financing Authority, Ser 1998A (FGIC)........  3.75   01/08/99    6,000,000
   7,840   Sacramento County, Administration Center & Courthouse Ser 1990 COPs...........  3.70   01/08/99    7,840,000
   3,800   San Bernardino County, 1996 County Center Refinancing COPs....................  3.75   01/08/99    3,800,000
   5,075   San Jacinto Unified School District, 1997 COPs (FSA)..........................  3.70   01/08/99    5,075,000
   7,000   Southern California Public Power Authority, Transmission Refg Sub 1991 Ser
             (AMBAC).....................................................................  3.65   01/08/99    7,000,000

           PUERTO RICO
  10,000   Puerto Rico Highway & Transportation Authority, Transportation 1998 Ser A
             (AMBAC).....................................................................  3.50   01/08/99   10,000,000
                                                                                                            -----------

           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
           (AMORTIZED COST $188,566,246)..................................................................  188,566,246
                                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                       COUPON    MATURITY  ON DATE OF
THOUSANDS                                                                        RATE       DATE     PURCHASE      VALUE
----------------------------------------------------------------------------------------------------------------------------
           CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (25.8%)
$  4,000   California Pollution Control Financing Authority, Southern
             California Edison Co Ser 1985 A..................................   2.80%    02/17/99       2.80 % $  4,000,000
   4,800   Contra Costa Water District, Ser A.................................   2.85     03/10/99       2.85      4,800,000
           East Bay Municipal Utility District,
   4,500     Water............................................................   3.00     02/09/99       3.00      4,500,000
   4,700     Water............................................................   3.00     02/11/99       3.00      4,700,000
   3,500     Water............................................................   2.80     02/23/99       2.80      3,500,000
           Los Angeles,
   4,000     Wastewater Ser 1997..............................................   2.75     02/24/99       2.75      4,000,000
   3,500     Wastewater Ser 1997..............................................   2.90     02/24/99       2.90      3,500,000
   3,500   Los Angeles County Metropolitan Transportation Authority, Sales Tax
             Ser A............................................................   2.70     03/09/99       2.70      3,500,000
           San Diego,
   5,000     San Diego Gas & Electric Co 1995 Ser B...........................   2.75     02/18/99       2.75      5,000,000
   4,000     San Diego Gas & Electric Co 1995 Ser A...........................   2.80     02/25/99       2.80      4,000,000
   5,300   San Diego County Regional Transportation Commission, Ser A.........   3.10     01/20/99       3.10      5,300,000
           San Diego County Water Authority,
   2,500     Ser # 1..........................................................   3.05     01/21/99       3.05      2,500,000
   3,700     Ser # 1..........................................................   2.85     02/08/99       2.85      3,700,000
   6,000     Ser # 1..........................................................   2.90     04/08/99       2.90      6,000,000
           San Joaquin County Transportation Authority,
   5,000     Sales Tax Ser 1997...............................................   2.70     01/28/99       2.70      5,000,000
   4,000     Sales Tax Ser 1997...............................................   2.85     03/05/99       2.85      4,000,000

           PUERTO RICO
   5,000   Puerto Rico Government Development Bank, Ser 1996..................   2.75     03/09/99       2.75      5,000,000
                                                                                                                ------------

           TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
           (AMORTIZED COST $73,000,000).......................................................................    73,000,000
                                                                                                                ------------

           CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (8.2%)
   5,000   Alameda County, Ser 1998-99 TRANs dtd 07/08/98.....................   4.50     07/07/99       3.60      5,022,245
   5,000   California School Cash Reserve Program Authority,
             1998 Pool Ser dtd 07/02/98.......................................   4.50     07/02/99       3.74      5,018,250
   5,000   Fresno County, 1998-99 TRANs, dtd 07/02/98.........................   4.00     07/01/99       3.59      5,009,796
   5,000   Marin County, 1998-99 TRANs, dtd 07/01/98..........................   4.50     06/30/99       3.55      5,022,599
   3,000   San Francisco Unified School District, 1998 TRANs, dtd 09/03/98....   4.50     09/22/99       3.40      3,023,224
                                                                                                                ------------

           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
           (AMORTIZED COST $23,096,114).......................................................................    23,096,114
                                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED


                                                                                                         VALUE
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(AMORTIZED COST $284,662,360) (a).........................................................  100.5%   $ 284,662,360

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.5)      (1,280,010)
                                                                                            ------   -------------

NET ASSETS................................................................................  100.0%   $ 283,382,350
                                                                                            ------   -------------
                                                                                            ------   -------------

---------------------

COPs   Certificates of Participation.
TRANs  Tax Revenue Anticipation Notes.
  +    Rate shown is the rate in effect at December 31, 1998.
  *    Date on which the principal amount can be recovered through demand.
 (a)   Cost is the same for federal income tax purposes.

BOND INSURANCE:
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
Investments in securities, at value
  (amortized cost $284,662,360)...............................................................  $284,662,360
Interest receivable...........................................................................     1,419,665
Prepaid expenses and other assets.............................................................        17,677
                                                                                                ------------

     TOTAL ASSETS.............................................................................   286,099,702
                                                                                                ------------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................     2,326,364
    Investment management fee.................................................................       123,265
    Plan of distribution fee..................................................................        24,653
Payable to bank...............................................................................       153,669
Accrued expenses and other payables...........................................................        89,401
                                                                                                ------------

     TOTAL LIABILITIES........................................................................     2,717,352
                                                                                                ------------

     NET ASSETS...............................................................................  $283,382,350
                                                                                                ------------
                                                                                                ------------

COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $283,382,247
Accumulated undistributed net investment income...............................................           103
                                                                                                ------------

     NET ASSETS...............................................................................  $283,382,350
                                                                                                ------------
                                                                                                ------------

NET ASSET VALUE PER SHARE,
  283,382,247 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)..............         $1.00
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $  9,448,988
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     1,479,199
Plan of distribution fee......................................................................       282,477
Transfer agent fees and expenses..............................................................       166,544
Professional fees.............................................................................        44,750
Shareholder reports and notices...............................................................        40,315
Trustees' fees and expenses...................................................................        18,919
Custodian fees................................................................................        14,971
Registration fees.............................................................................         7,635
Other.........................................................................................        10,420
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     2,065,230
Less: expense offset..........................................................................       (14,958)
                                                                                                ------------

     NET EXPENSES.............................................................................     2,050,272
                                                                                                ------------

NET INVESTMENT INCOME.........................................................................  $  7,398,716
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEAR        FOR THE YEAR
                                                          ENDED               ENDED
                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................    $   7,398,716       $   7,497,660

Dividends from net investment income..............       (7,398,744)         (7,497,664)

Net increase (decrease) from transactions in
  shares of beneficial interest...................       (3,618,367)         27,410,403
                                                    -----------------   -----------------

     NET INCREASE (DECREASE)......................       (3,618,395)         27,410,399

NET ASSETS:
Beginning of period...............................      287,000,745         259,590,346
                                                    -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $103 AND $131, RESPECTIVELY)...............    $ 283,382,350       $ 287,000,745
                                                    -----------------   -----------------
                                                    -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter California Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 1998 aggregated $568,354,080 and $569,680,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $9,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,981. At December 31, 1998, the Fund had an accrued pension liability of $51,038 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
                                                              -----------------   -----------------
Shares sold.................................................      526,385,736         504,677,431
Shares issued in reinvestment of dividends..................        7,398,744           7,497,664
                                                              -----------------   -----------------
                                                                  533,784,480         512,175,095
Shares repurchased..........................................     (537,402,847)       (484,764,692)
                                                              -----------------   -----------------
Net increase (decrease) in shares outstanding...............       (3,618,367)         27,410,403
                                                              -----------------   -----------------
                                                              -----------------   -----------------

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                               FOR THE YEAR ENDED DECEMBER 31,
                                              ------------------------------------------------------------------
                                                1998          1997          1996           1995          1994
----------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:

Net asset value, beginning of period......... $    1.00     $    1.00     $    1.00     $     1.00     $    1.00
                                              ---------     ---------     ---------     ----------     ---------

Net income from investments operations.......     0.025         0.028         0.026          0.030         0.021

Less dividends from net investment income....    (0.025)       (0.028)       (0.026)        (0.030)       (0.021)
                                              ---------     ---------     ---------     ----------     ---------

Net asset value, end of period............... $    1.00     $    1.00     $    1.00     $     1.00     $    1.00
                                              ---------     ---------     ---------     ----------     ---------
                                              ---------     ---------     ---------     ----------     ---------

TOTAL RETURN.................................      2.54%         2.83%         2.68%          3.04%         2.17%

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................      0.70%(1)      0.72%(1)      0.72%(1)       0.75%(1)      0.72%

Net investment income........................      2.50%         2.79%         2.63%          3.00%         2.13%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......  $283,382      $287,001      $259,590       $254,376      $217,079

---------------------

(1)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter California Tax-Free Daily Income Trust (the "Fund"), formerly Dean Witter California Tax-Free Daily Income Trust, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 5, 1999

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 1998, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES
------------------------------------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
------------------------------------------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Katherine H. Stromberg
VICE PRESIDENT

Thomas F. Caloia
TREASURER

TRANSFER AGENT
------------------------------------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
------------------------------------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Morgan Stanley
Dean Witter
California Tax-Free Daily Income Trust

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Annual Report
December 31, 1998